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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08519

Federated Hermes Core Trust

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: Various, see below.

Date of reporting period: 7/1/2022 through 6/30/2023

Item 1. Proxy Voting Record.

Registrant Name: Federated Hermes Core Trust

Fund Names:

Bank Loan Core Fund (Fiscal Year End 06/30)

Emerging Markets Core Fund (Fiscal Year End 10/31)

Mortgage Core Fund (Fiscal Year End 12/31)

There were no matters related to a portfolio security consideration at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

Registrant Name: Federated Hermes Core Trust

Fund Name: High Yield Bond Core Fund - (Fiscal Year End 12/31)

Issuer Name	Country	Meeting Date	Meeting Type	Record Date	Ticker	Security ID	Symbol Type	Ballot Issue Number	Proposal Text	Proponent	Mgmt Reco	Vote Cast	Fund Name	Logical Ballot Status
iHeartMedia, Inc.	United States	5/18/2023	Annual	3/24/2023	IHRT	45174J509	CUSIP	1.1	Elect Robert W. Pittman	Mgmt	For	For	High Yield Bond Core Fund	Voted
iHeartMedia, Inc.	United States	5/18/2023	Annual	3/24/2023	IHRT	45174J509	CUSIP	1.2	Elect James A. Rasulo	Mgmt	For	For	High Yield Bond Core Fund	Voted
iHeartMedia, Inc.	United States	5/18/2023	Annual	3/24/2023	IHRT	45174J509	CUSIP	1.3	Elect Richard J. Bressler	Mgmt	For	Withhold	High Yield Bond Core Fund	Voted
iHeartMedia, Inc.	United States	5/18/2023	Annual	3/24/2023	IHRT	45174J509	CUSIP	1.4	Elect Samuel E. Englebardt	Mgmt	For	For	High Yield Bond Core Fund	Voted
iHeartMedia, Inc.	United States	5/18/2023	Annual	3/24/2023	IHRT	45174J509	CUSIP	1.5	Elect Brad Gerstner	Mgmt	For	For	High Yield Bond Core Fund	Voted
iHeartMedia, Inc.	United States	5/18/2023	Annual	3/24/2023	IHRT	45174J509	CUSIP	1.6	Elect Cheryl D. Mills	Mgmt	For	For	High Yield Bond Core Fund	Voted
iHeartMedia, Inc.	United States	5/18/2023	Annual	3/24/2023	IHRT	45174J509	CUSIP	1.7	Elect Graciela I. Monteagudo	Mgmt	For	For	High Yield Bond Core Fund	Voted
iHeartMedia, Inc.	United States	5/18/2023	Annual	3/24/2023	IHRT	45174J509	CUSIP	1.8	Elect Kamakshi Sivaramakrishnan	Mgmt	For	For	High Yield Bond Core Fund	Voted
iHeartMedia, Inc.	United States	5/18/2023	Annual	3/24/2023	IHRT	45174J509	CUSIP	2	Ratification of Auditor	Mgmt	For	For	High Yield Bond Core Fund	Voted
iHeartMedia, Inc.	United States	5/18/2023	Annual	3/24/2023	IHRT	45174J509	CUSIP	3	Advisory Vote on Executive Compensation	Mgmt	For	For	High Yield Bond Core Fund	Voted
iHeartMedia, Inc.	United States	5/18/2023	Annual	3/24/2023	IHRT	45174J509	CUSIP	4	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	High Yield Bond Core Fund	Voted
iHeartMedia, Inc.	United States	5/18/2023	Annual	3/24/2023	IHRT	45174J509	CUSIP	5	Amendment to the 2021 Long-Term Incentive Plan	Mgmt	For	Against	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	5/16/2023	Annual	3/20/2023	MNK	G5890A102	CUSIP	1	Elect Paul M. Bisaro	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	5/16/2023	Annual	3/20/2023	MNK	G5890A102	CUSIP	2	Elect Daniel A. Celentano	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	5/16/2023	Annual	3/20/2023	MNK	G5890A102	CUSIP	3	Elect Riad H. El-Dada	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	5/16/2023	Annual	3/20/2023	MNK	G5890A102	CUSIP	4	Elect Neal P. Goldman	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	5/16/2023	Annual	3/20/2023	MNK	G5890A102	CUSIP	5	Elect Karen L. Ling	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	5/16/2023	Annual	3/20/2023	MNK	G5890A102	CUSIP	6	Elect Woodrow A. Myers, Jr.	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	5/16/2023	Annual	3/20/2023	MNK	G5890A102	CUSIP	7	Elect Susan Silbermann	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	5/16/2023	Annual	3/20/2023	MNK	G5890A102	CUSIP	8	Elect James R. Sulat	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	5/16/2023	Annual	3/20/2023	MNK	G5890A102	CUSIP	9	Elect Sigurdur Olafsson	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	5/16/2023	Annual	3/20/2023	MNK	G5890A102	CUSIP	10	Ratification of Auditor	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	5/16/2023	Annual	3/20/2023	MNK	G5890A102	CUSIP	11	Advisory Vote on Executive Compensation	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	5/16/2023	Annual	3/20/2023	MNK	G5890A102	CUSIP	12	Authority to Repurchase Overseas Market Shares	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	5/16/2023	Annual	3/20/2023	MNK	G5890A102	CUSIP	13	Authorize the Price Range at which the Company can Re-Allot Shares as Treasury Shares	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	9/29/2022	Annual	8/10/2022	MNKPF	G5890A102	CUSIP	1	Elect Paul M. Bisaro	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	9/29/2022	Annual	8/10/2022	MNKPF	G5890A102	CUSIP	2	Elect Daniel A. Celentano	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	9/29/2022	Annual	8/10/2022	MNKPF	G5890A102	CUSIP	3	Elect Riad H. El-Dada	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	9/29/2022	Annual	8/10/2022	MNKPF	G5890A102	CUSIP	4	Elect Neal P. Goldman	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	9/29/2022	Annual	8/10/2022	MNKPF	G5890A102	CUSIP	5	Elect Karen L. Ling	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	9/29/2022	Annual	8/10/2022	MNKPF	G5890A102	CUSIP	6	Elect Woodrow A. Myers, Jr.	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	9/29/2022	Annual	8/10/2022	MNKPF	G5890A102	CUSIP	7	Elect James R. Sulat	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	9/29/2022	Annual	8/10/2022	MNKPF	G5890A102	CUSIP	8	Elect Sigurdur Olafsson	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	9/29/2022	Annual	8/10/2022	MNKPF	G5890A102	CUSIP	9	Re-appointment of Auditor and Authority to Set Fees	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	9/29/2022	Annual	8/10/2022	MNKPF	G5890A102	CUSIP	10	Advisory Vote on Executive Compensation	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	9/29/2022	Annual	8/10/2022	MNKPF	G5890A102	CUSIP	11	Authority to Repurchase Overseas Market Shares	Mgmt	For	For	High Yield Bond Core Fund	Voted
Mallinckrodt plc	United States	9/29/2022	Annual	8/10/2022	MNKPF	G5890A102	CUSIP	12	Authorize the Price Range at which the Company can Re-Allot Shares as Treasury Shares	Mgmt	For	For	High Yield Bond Core Fund	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Hermes Core Trust

By (Signature and Title)	/s/ John B. Fisher
John B. Fisher
Principal Executive Officer

Date:	August 22, 2023